Acquisition (Tables)	6 Months Ended
Mar. 31, 2023
Acquisition [Abstract]
Schedule of Allocation of the Purchase Price as of the Acquisition	The allocation of the purchase price as of the acquisition date was as follows, in which the amount was translated using exchange rate on acquisition date:
Amount
Cash and cash equivalents	$141,891
Accounts receivable	76,372
Notes receivable	44,183
Advance to suppliers	154,230
Prepaid expenses and other current assets, net	1,726
Inventories, net	434,110
Fixed assets	48,754
Intangible assets - patents	2,529,954
Intangible assets – software copyright	659,988
Total assets (a)	4,091,208

Advances from customers	22,647
Accounts payable	30,361
Accrued expenses and other payables	164,012
Total liabilities (b)	217,020

Total net identifiable asset acquired (c=a-b)	3,874,188
Non-controlling interest on Changzhou Higgs (d)	273,698
Total consideration (e)	8,690,046
Goodwill (e+d-c)	5,089,556